CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowances	$ 9,394	$ 13,133
Accounts payable	8,792	7,819
Amounts due to related parties		46
Accrued expenses and other current liabilities	20,191	13,815
Advance from customers	8,492	7,450
Deferred revenue	219	291
Income tax payable	1,804	3,175
Put option liability	1,530	1,380
Deferred tax liability - non-current	106	140
Long-term loan	290	290
Ordinary shares, par value	$ 0.00002	$ 0.00002
Ordinary shares, shares authorized	50,000,000,000,000	50,000,000,000,000
Ordinary shares, shares issued	794,003,193	794,003,193
Ordinary shares, shares outstanding	794,003,193	794,003,193
Consolidated variable interest entities without recourse to China Techfaith Wireless Communication Technology Limited
Accrued expenses and other current liabilities	837	1,272
Advance from customers	202	339
Income tax payable	$ 21	$ 1,282